FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01608
                                   ---------

                    FRANKLIN HIGH INCOME TRUST
                    --------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ------------------------------------------------
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period: 8/31/08
                          -------


Item 1. Schedule of Investments.


Franklin High Income Trust

QUARTERLY STATEMENT OF INVESTMENTS

AUGUST 31, 2008

CONTENTS

Franklin High Income Fund ................................................     3
Notes to Statement of Investments ........................................    10

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

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

Franklin High Income Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2008 (UNAUDITED)

        FRANKLIN HIGH INCOME FUND                                                  COUNTRY     PRINCIPAL AMOUNT(a)      VALUE
        -------------------------                                               -------------- ------------------- --------------
(b)     SENIOR FLOATING RATE INTERESTS 1.2%
        CONSUMER SERVICES 0.3%
        OSI Restaurant Partners LLC (Outback),
           Pre-Funded Revolving Credit, 2.596%, 6/14/13 .......................  United States         $   600,957 $      463,238
           Term Loan B, 5.125%, 6/14/14 .......................................  United States           7,532,699      5,806,453
                                                                                                                   --------------
                                                                                                                        6,269,691
                                                                                                                   --------------
        MEDIA 0.3%
        Univision Communications Inc., Initial Term Loan, 4.719% - 5.049%,
           9/29/14 ............................................................  United States          10,000,000      8,080,560
                                                                                                                   --------------
        UTILITIES 0.6%
        Dynegy Holdings Inc.,
           Term L/C Facility, 3.963%, 4/02/13 .................................  United States          13,861,332     12,873,712
           Term Loan B, 3.963%, 4/02/13 .......................................  United States           1,132,960      1,052,237
                                                                                                                   --------------
                                                                                                                       13,925,949
                                                                                                                   --------------
        TOTAL SENIOR FLOATING RATE INTERESTS (COST $27,869,648) ..............                                         28,276,200
                                                                                                                   --------------
        CORPORATE BONDS 90.8%
        AUTOMOBILES & COMPONENTS 3.3%
        Ford Motor Credit Co. LLC, senior note,
           5.80%, 1/12/09 .....................................................  United States          40,000,000     39,252,400
           9.875%, 8/10/11 ....................................................  United States          20,000,000     16,427,740
(c)     TRW Automotive Inc., senior note, 144A,
           7.00%, 3/15/14 .....................................................  United States           8,800,000      7,788,000
           7.25%, 3/15/17 .....................................................  United States          20,000,000     17,300,000
                                                                                                                   --------------
                                                                                                                       80,768,140
                                                                                                                   --------------
        BANKS 0.9%
        Citigroup Capital XXI, pfd., junior sub. bond, 8.30%, 12/21/77 ........  United States          15,000,000     13,574,685
(d)     Wells Fargo Capital XIII, 7.70%, Perpetual ............................  United States          10,000,000      9,505,030
                                                                                                                   --------------
                                                                                                                       23,079,715
                                                                                                                   --------------
        CAPITAL GOODS 3.7%
(c)     Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15 ........  United States          20,000,000     18,500,000
        L-3 Communications Corp., senior sub. note, 6.125%, 1/15/14 ...........  United States          15,000,000     14,550,000
(c)     Nortek Inc., senior note, 144A, 10.00%, 12/01/13 ......................  United States          10,350,000      9,729,000
        RBS Global & Rexnord Corp.,
           senior note, 9.50%, 8/01/14 ........................................  United States          18,000,000     17,640,000
           senior sub. note, 11.75%, 8/01/16 ..................................  United States           9,100,000      8,895,250
        RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 ...............  United States          26,000,000     20,930,000
                                                                                                                   --------------
                                                                                                                       90,244,250
                                                                                                                   --------------
        COMMERCIAL & PROFESSIONAL SERVICES 3.6%
        Allied Waste North America Inc.,
           senior note, 7.875%, 4/15/13 .......................................  United States          15,000,000     15,412,500
           senior secured note, 6.875%, 6/01/17 ...............................  United States           4,000,000      3,960,000
        ARAMARK Corp., senior note, 8.50%, 2/01/15 ............................  United States          29,000,000     29,362,500
(e,f)   Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 .........  United States           9,053,899            905


                     Quarterly Statement of Investments | 3

Franklin High Income Trust

        FRANKLIN HIGH INCOME FUND                                                  COUNTRY     PRINCIPAL AMOUNT(a)      VALUE
        -------------------------                                               -------------- ------------------- --------------
        CORPORATE BONDS (CONTINUED)
        COMMERCIAL & PROFESSIONAL SERVICES (CONTINUED)
        Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ..................  United States         $19,450,000 $   19,984,875
        JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13 .....  United States          20,000,000     20,200,000
(e,f)   Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ...............  United States          10,000,000         50,000
                                                                                                                   --------------
                                                                                                                       88,970,780
                                                                                                                   --------------
        CONSUMER DURABLES & APPAREL 2.8%
        Jarden Corp., senior sub. note, 7.50%, 5/01/17 ........................  United States          26,000,000     23,270,000
        Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ..................  United States          20,000,000     19,650,000
        KB Home, senior note,
           6.25%, 6/15/15 .....................................................  United States          20,000,000     16,800,000
           7.25%, 6/15/18 .....................................................  United States          10,000,000      8,400,000
                                                                                                                   --------------
                                                                                                                       68,120,000
                                                                                                                   --------------
        CONSUMER SERVICES 6.9%
        Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 ...................  United States          10,000,000      7,775,000
(c)     Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ........................  United States          18,000,000      8,595,000
        Host Hotels & Resorts LP, senior note,
           K, 7.125%, 11/01/13 ................................................  United States          20,000,000     18,950,000
           M, 7.00%, 8/15/12 ..................................................  United States           7,100,000      6,674,000
           Q, 6.75%, 6/01/16 ..................................................  United States           9,500,000      8,217,500
        MGM MIRAGE, senior note,
           6.625%, 7/15/15 ....................................................  United States          33,000,000     26,482,500
           6.875%, 4/01/16 ....................................................  United States          10,000,000      7,975,000
        OSI Restaurant Partners Inc., senior note, 10.00%, 6/15/15 ............  United States          10,000,000      5,550,000
        Pinnacle Entertainment Inc., senior sub. note,
           8.25%, 3/15/12 .....................................................  United States           6,000,000      5,880,000
           8.75%, 10/01/13 ....................................................  United States          14,100,000     13,994,250
        Royal Caribbean Cruises Ltd.,
           senior deb., 7.25%, 3/15/18 ........................................  United States          17,000,000     14,407,500
           senior note, 8.00%, 5/15/10 ........................................  United States           4,200,000      4,247,250
           senior note, 6.875%, 12/01/13 ......................................  United States          13,800,000     12,230,250
        Station Casinos Inc.,
           senior note, 6.00%, 4/01/12 ........................................  United States           9,300,000      6,533,250
           senior sub. note, 6.50%, 2/01/14 ...................................  United States           7,000,000      3,185,000
           senior sub. note, 6.875%, 3/01/16 ..................................  United States          15,000,000      6,600,000
        Universal City Development, senior note, 11.75%, 4/01/10 ..............  United States          10,000,000     10,150,000
                                                                                                                   --------------
                                                                                                                      167,446,500
                                                                                                                   --------------
        DIVERSIFIED FINANCIALS 5.0%
        CIT Group Inc., senior note, 7.625%, 11/30/12 .........................  United States          20,000,000     16,991,480
        GMAC LLC, 6.875%, 9/15/11 .............................................  United States          65,000,000     40,359,345
(g)     Lehman Brothers Holdings Inc., senior note,
           6.20%, 9/26/14 .....................................................  United States          17,000,000     15,944,232
           7.00%, 9/27/27 .....................................................  United States           8,000,000      7,151,224
        Merrill Lynch & Co. Inc.,
           6.875%, 4/25/18 ....................................................  United States           5,000,000      4,612,900
           senior note, 6.40%, 8/28/17 ........................................  United States          20,000,000     18,172,460


                     4 | Quarterly Statement of Investments

Franklin High Income Trust

        FRANKLIN HIGH INCOME FUND                                                  COUNTRY     PRINCIPAL AMOUNT(a)      VALUE
        -------------------------                                               -------------- ------------------- --------------
        CORPORATE BONDS (CONTINUED)
        DIVERSIFIED FINANCIALS (CONTINUED)
        Morgan Stanley,
           senior note, 6.625%, 4/01/18 .......................................  United States         $ 5,000,000 $    4,653,610
           sub. note, 4.75%, 4/01/14 ..........................................  United States          15,000,000     13,185,960
                                                                                                                   --------------
                                                                                                                      121,071,211
                                                                                                                   --------------
        ENERGY 10.4%
        Atlas Pipeline Partners LP, senior note,
           8.125%, 12/15/15 ...................................................  United States          14,000,000     13,440,000
(c)        144A, 8.75%, 6/15/18 ...............................................  United States          11,000,000     10,780,000
        Chesapeake Energy Corp., senior note,
           6.625%, 1/15/16 ....................................................  United States          10,000,000      9,425,000
           6.25%, 1/15/18 .....................................................  United States          27,600,000     25,392,000
           6.875%, 11/15/20 ...................................................  United States           5,000,000      4,637,500
        El Paso Corp., senior note, 6.875%, 6/15/14 ...........................  United States          15,000,000     14,934,555
        Mariner Energy Inc., senior note, 7.50%, 4/15/13 ......................  United States          27,000,000     25,380,000
(c)     MarkWest Energy Partners LP, senior note, 144A, 8.75%, 4/15/18 ........  United States          15,600,000     15,600,000
        Peabody Energy Corp., senior note,
           7.375%, 11/01/16 ...................................................  United States           6,900,000      7,141,500
           B, 6.875%, 3/15/13 .................................................  United States           5,000,000      5,087,500
(c)     Petroplus Finance Ltd., senior note, 144A,
           6.75%, 5/01/14 .....................................................   Switzerland           20,000,000     18,200,000
           7.00%, 5/01/17 .....................................................   Switzerland            6,400,000      5,712,000
        Plains Exploration & Production Co., senior note, 7.625%, 6/01/18 .....  United States          25,400,000     24,066,500
        Pride International Inc., senior note, 7.35%, 7/15/14 .................  United States          10,000,000     10,200,000
(c)     SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18 ..............  United States          11,800,000     11,121,500
        Tesoro Corp., senior note, 6.50%, 6/01/17 .............................  United States          30,000,000     25,275,000
        The Williams Cos. Inc., senior note,
           7.875%, 9/01/21 ....................................................  United States          13,100,000     13,783,230
           8.75%, 3/15/32 .....................................................  United States          13,000,000     14,663,896
                                                                                                                   --------------
                                                                                                                      254,840,181
                                                                                                                   --------------
        FOOD, BEVERAGE & TOBACCO 2.7%

        Dean Foods Inc., senior note, 7.00%, 6/01/16 ..........................  United States          13,750,000     12,787,500
        Dole Food Co. Inc., senior note, 7.25%, 6/15/10 .......................  United States           1,325,000      1,232,250
        Reynolds American Inc., senior secured note, 7.625%, 6/01/16 ..........  United States          25,000,000     25,962,275
        Smithfield Foods Inc., senior note,
           7.00%, 8/01/11 .....................................................  United States          18,900,000     18,049,500
           7.75%, 5/15/13 .....................................................  United States           7,500,000      7,012,500
                                                                                                                   --------------
                                                                                                                       65,044,025
                                                                                                                   --------------
        HEALTH CARE EQUIPMENT & SERVICES 6.8%

        DaVita Inc., senior sub. note, 7.25%, 3/15/15 .........................  United States          25,000,000     24,718,750
        FMC Finance III SA, senior note, 6.875%, 7/15/17 ......................     Germany             15,000,000     14,475,000
        HCA Inc.,
           senior note, 6.50%, 2/15/16 ........................................  United States           6,300,000      5,276,250
           senior secured note, 9.125%, 11/15/14 ..............................  United States          35,000,000     36,050,000
        Tenet Healthcare Corp., senior note,
           7.375%, 2/01/13 ....................................................  United States          10,000,000      9,437,500
           9.875%, 7/01/14 ....................................................  United States          15,000,000     15,187,500


                     Quarterly Statement of Investments | 5

Franklin High Income Trust
STATEMENT OF INVESTMENTS, AUGUST 31, 2008 (UNAUDITED) (CONTINUED)

        FRANKLIN HIGH INCOME FUND                                                  COUNTRY     PRINCIPAL AMOUNT(a)      VALUE
        -------------------------                                               -------------- ------------------- --------------
        CORPORATE BONDS (CONTINUED)
        HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
(b,h)   U.S. Oncology Holdings Inc., senior note, FRN, PIK, 7.949%,
           3/15/12 ............................................................  United States         $26,341,000 $   21,204,505
        United Surgical Partners International Inc., senior sub. note,
           8.875%, 5/01/17 ....................................................  United States           8,500,000      7,352,500
(h)        PIK, 9.25%, 5/01/17 ................................................  United States          10,000,000      8,700,000
        Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
           10/01/14 ...........................................................  United States          25,000,000     24,687,500
                                                                                                                   --------------
                                                                                                                      167,089,505
                                                                                                                   --------------
        MATERIALS 8.5%
        Crown Americas Inc., senior note, 7.75%, 11/15/15 .....................  United States          25,000,000     25,750,000
        Freeport-McMoRan Copper & Gold Inc., senior note,
           8.25%, 4/01/15 .....................................................  United States           6,700,000      7,043,911
           8.375%, 4/01/17 ....................................................  United States          17,400,000     18,472,345
        Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ........  United States          20,000,000     18,700,000
(c)     Ineos Group Holdings PLC, senior secured note, 144A, 8.50%,
           2/15/16 ............................................................ United Kingdom          28,000,000     18,060,000
        Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 .................  United States           5,000,000      5,344,685
        Nalco Co., senior sub. note, 8.875%, 11/15/13 .........................  United States          30,000,000     31,350,000
        NewPage Corp., senior secured note, 10.00%, 5/01/12 ...................  United States          25,000,000     24,375,000
        Novelis Inc., senior note, 7.25%, 2/15/15 .............................     Canada              30,000,000     27,975,000
        Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14 .....  United States           5,000,000      4,987,500
        Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ......................  United States          20,000,000     20,300,000
        Smurfit Kappa Funding PLC, senior sub. note, 7.75%, 4/01/15 ...........     Ireland              5,700,000      5,044,500
                                                                                                                   --------------
                                                                                                                      207,402,941
                                                                                                                   --------------
        MEDIA 11.5%
(e,f)   Callahan Nordrhein-Westfallen, senior disc. note, 16.00%, 7/15/10 .....     Germany             38,000,000          3,800
        CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ..................     Canada              26,500,000     22,889,375
        CCH I Holdings LLC, senior note, 13.50%, 1/15/14 ......................  United States          15,500,000     10,307,500
        CCH II LLC, senior note, 10.25%, 9/15/10 ..............................  United States          33,800,000     32,617,000
        CSC Holdings Inc.,
           senior deb., 7.625%, 7/15/18 .......................................  United States           8,000,000      7,480,000
           senior note, 6.75%, 4/15/12 ........................................  United States           7,750,000      7,595,000
        Dex Media Inc.,
           B, 8.00%, 11/15/13 .................................................  United States           7,500,000      4,462,500
           senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
           11/15/13 ...........................................................  United States          12,600,000      7,371,000
        DIRECTV Holdings LLC, senior note,
           8.375%, 3/15/13 ....................................................  United States           5,000,000      5,200,000
(c)        144A, 7.625%, 5/15/16 ..............................................  United States          23,375,000     23,433,437
        EchoStar DBS Corp., senior note,
           6.375%, 10/01/11 ...................................................  United States          10,000,000      9,800,000
           7.125%, 2/01/16 ....................................................  United States          17,300,000     16,002,500
        Idearc Inc., senior note, 8.00%, 11/15/16 .............................  United States          28,000,000     12,810,000
        Lamar Media Corp., senior sub. note,
           6.625%, 8/15/15 ....................................................  United States          17,800,000     15,886,500
           B, 6.625%, 8/15/15 .................................................  United States          10,000,000      8,912,500
        Liberty Media Corp., senior note, 5.70%, 5/15/13 ......................  United States          22,000,000     19,511,360


                     6 | Quarterly Statement of Investments

Franklin High Income Trust

        FRANKLIN HIGH INCOME FUND                                                  COUNTRY     PRINCIPAL AMOUNT(a)      VALUE
        -------------------------                                               -------------- ------------------- --------------
        CORPORATE BONDS (CONTINUED)
        MEDIA (CONTINUED)
        LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ................  United States         $10,000,000 $    8,250,000
        Quebecor Media Inc., senior note, 7.75%, 3/15/16 ......................     Canada              27,500,000     25,987,500
        R.H. Donnelley Corp.,
           senior disc. note, A-1, 6.875%, 1/15/13 ............................  United States             900,000        495,000
           senior disc. note, A-2, 6.875%, 1/15/13 ............................  United States           1,600,000        888,000
           senior note, A-3, 8.875%, 1/15/16 ..................................  United States          20,000,000     10,600,000
        Radio One Inc., senior sub. note, B, 8.875%, 7/01/11 ..................  United States          10,000,000      8,550,000
(c)     Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
           9/01/14 ............................................................  United States          10,000,000     10,687,500
(c,h)   Univision Communications Inc., senior note, 144A, PIK, 9.75%,
           3/15/15 ............................................................  United States          15,000,000     10,800,000
                                                                                                                   --------------
                                                                                                                      280,540,472
                                                                                                                   --------------
        RETAILING 1.9%
        Dollar General Corp., senior note, 10.625%, 7/15/15 ...................  United States          25,000,000     25,187,500
        Michaels Stores Inc., senior note, 10.00%, 11/01/14 ...................  United States          28,000,000     21,140,000
                                                                                                                   --------------
                                                                                                                       46,327,500
                                                                                                                   --------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
        Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 ...........  United States          15,800,000     12,877,000
                                                                                                                   --------------
        SOFTWARE & SERVICES 2.0%
(c)     First Data Corp., senior note, 144A, 9.875%, 9/24/15 ..................  United States          15,000,000     12,956,250
(e,f)   PSINet Inc., senior note, 11.00%, 8/01/09 .............................  United States          18,750,000          1,875
        SunGard Data Systems Inc.,
           senior note, 9.125%, 8/15/13 .......................................  United States          11,100,000     11,322,000
           senior sub. note, 10.25%, 8/15/15 ..................................  United States          24,175,000     24,477,188
                                                                                                                   --------------
                                                                                                                       48,757,313
                                                                                                                   --------------
        TECHNOLOGY HARDWARE & EQUIPMENT 2.5%
        Celestica Inc., senior sub. note,
           7.875%, 7/01/11 ....................................................     Canada              13,400,000     13,500,500
           7.625%, 7/01/13 ....................................................     Canada               4,550,000      4,390,750
(c)     Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16 ..............     Canada              17,500,000     16,275,000
        Sanmina-SCI Corp.,
(b,c)      senior note, 144A, FRN, 5.526%, 6/15/14 ............................  United States           5,000,000      4,650,000
           senior sub. note, 6.75%, 3/01/13 ...................................  United States          14,600,000     13,249,500
           senior sub. note, 8.125%, 3/01/16 ..................................  United States          10,000,000      9,075,000
                                                                                                                   --------------
                                                                                                                       61,140,750
                                                                                                                   --------------
        TELECOMMUNICATION SERVICES 9.0%
(c)     American Tower Corp., senior note, 144A, 7.00%, 10/15/17 ..............  United States          10,000,000     10,000,000
(c)     Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ................     Jamaica             29,000,000     27,297,700
        Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
           10.375% thereafter, 11/15/12 ....................................... United Kingdom          25,000,000     25,593,750
        Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16 ...................     Bermuda              5,000,000      5,268,750
(c)     Intelsat Subsidiary Holding Co. Ltd., senior note, 144A, 8.50%,
           1/15/13 ............................................................     Bermuda             25,000,000     24,875,000
(e)     Iridium LLC, senior note, D, 10.875%, 7/15/05 .........................     Bermuda             17,000,000        191,250
        MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 ..................  United States          25,000,000     24,906,250


                     Quarterly Statement of Investments | 7

Franklin High Income Trust

        FRANKLIN HIGH INCOME FUND                                                  COUNTRY     PRINCIPAL AMOUNT(a)      VALUE
        -------------------------                                               -------------- ------------------- --------------
        CORPORATE BONDS (CONTINUED)
        TELECOMMUNICATION SERVICES (CONTINUED)
        Millicom International Cellular SA, senior note, 10.00%, 12/01/13 .....   Luxembourg           $11,700,000 $   12,402,000
        Nextel Communications Inc., senior note, D, 7.375%, 8/01/15 ...........  United States          10,000,000      8,129,990
        Qwest Communications International Inc., senior note,
           7.50%, 2/15/14 .....................................................  United States          15,000,000     13,725,000
           B, 7.50%, 2/15/14 ..................................................  United States          20,000,000     18,300,000
(e,f)   RSL Communications PLC,
           senior disc. note, 10.125%, 3/01/08 ................................ United Kingdom          44,500,000        712,000
           senior note, 12.00%, 11/01/08 ...................................... United Kingdom           6,250,000        125,000
        Virgin Media Finance PLC, senior note, 8.75%, 4/15/14 ................. United Kingdom           8,900,000      8,544,000
(c)     Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 ......      Italy              28,000,000     28,840,000
        Windstream Corp., senior note, 8.625%, 8/01/16 ........................  United States          10,000,000      9,950,000
                                                                                                                   --------------
                                                                                                                      218,860,690
                                                                                                                   --------------
        UTILITIES 8.8%
        The AES Corp., senior note,
           8.00%, 10/15/17 ....................................................  United States          20,000,000     19,800,000
(c)        144A, 8.00%, 6/01/20 ...............................................  United States           5,000,000      4,812,500
        Aquila Inc., senior note, 14.875%, 7/01/12 ............................  United States          16,900,000     19,619,379
        Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ....................  United States          15,000,000     14,756,250
        Edison Mission Energy, senior note, 7.00%, 5/15/17 ....................  United States          28,000,000     26,950,000
        ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 ........  United States           5,020,000      5,132,950
(c)     Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ................   Netherlands           15,000,000     15,375,000
        Mirant North America LLC, senior note, 7.375%, 12/31/13 ...............  United States          21,700,000     21,645,750
        NRG Energy Inc., senior note,
           7.25%, 2/01/14 .....................................................  United States           8,500,000      8,404,375
           7.375%, 2/01/16 ....................................................  United States          20,000,000     19,800,000
           7.375%, 1/15/17 ....................................................  United States          10,000,000      9,800,000
        PNM Resources Inc., senior note, 9.25%, 5/15/15 .......................  United States           8,100,000      8,262,000
(c)     Texas Competitive Electric Holdings Co. LLC, senior note, 144A,
           10.25%, 11/01/15 ...................................................  United States          40,000,000     40,100,000
                                                                                                                   --------------
                                                                                                                      214,458,204
                                                                                                                   --------------
        TOTAL CORPORATE BONDS (COST $2,511,476,401) ...........................                                     2,217,039,177
                                                                                                                   --------------

                                                                                                     SHARES
                                                                                               -------------------
        COMMON STOCKS 0.1%
        AUTOMOBILES & COMPONENTS 0.0%(i)
(j,k)   Cambridge Industries Liquidating Trust Interest .......................  United States           4,853,892         60,188
(k,l)   Harvard Industries Inc. ...............................................  United States             793,966          7,940
                                                                                                                   --------------
                                                                                                                           68,128
                                                                                                                   --------------
        COMMERCIAL & PROFESSIONAL SERVICES 0.0%
(j,k,l) VS Holdings Inc. ......................................................  United States           1,685,375             --
                                                                                                                   --------------
        TELECOMMUNICATION SERVICES 0.1%
        Sprint Nextel Corp. ...................................................  United States             163,094      1,422,180
                                                                                                                   --------------
        TOTAL COMMON STOCKS (COST $29,131,254) ................................                                         1,490,308
                                                                                                                   --------------


                     8 | Quarterly Statement of Investments

Franklin High Income Trust

        FRANKLIN HIGH INCOME FUND                                                   COUNTRY           SHARES            VALUE
        -------------------------                                               -------------- ------------------- --------------
        CONVERTIBLE PREFERRED STOCKS (COST $26,500,000) 1.0%
        UTILITIES 1.0%
        CMS Energy Trust I, 7.75%, cvt. pfd. ..................................  United States             530,000 $   25,712,632
                                                                                                                   --------------
        PREFERRED STOCKS 1.2%
        BANKS 0.3%
        Freddie Mac, 8.375%, pfd. .............................................  United States             505,100      7,096,655
                                                                                                                   --------------
        DIVERSIFIED FINANCIALS 0.9%
        JPMorgan Chase & Co., 7.90%, pfd., 1, junior sub. note ................  United States          25,000,000     22,778,025
                                                                                                                   --------------
        TOTAL PREFERRED STOCKS (COST $37,706,387) .............................                                        29,874,680
                                                                                                                   --------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
           (COST $2,632,683,690) ..............................................                                     2,302,392,997
                                                                                                                   --------------
        SHORT TERM INVESTMENTS (COST $81,941,931) 3.4%
        MONEY MARKET FUNDS 3.4%
(m)     Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.15% ..  United States          81,941,931     81,941,931
                                                                                                                   --------------
        TOTAL INVESTMENTS (COST $2,714,625,621) 97.7% .........................                                     2,384,334,928
        OTHER ASSETS, LESS LIABILITIES 2.3% ...................................                                        55,891,401
                                                                                                                   --------------
        NET ASSETS 100.0% .....................................................                                    $2,440,226,329
                                                                                                                   ==============

SELECTED PORTFOLIO ABBREVIATIONS

FRN - Floating Rate Note
L/C - Letter of Credit
PIK - Payment-In-Kind

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August 31, 2008, the aggregate value of these securities was $371,487,887, representing 15.22% of net assets.

(d)  Perpetual bond with no stated maturity date.

(e)  Defaulted security.

(f) Security has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2008, the aggregate value of these securities was $893,580, representing 0.04% of net assets.

(g)  See Note 6 regarding other considerations.

(h)  Income may be received in additional securities and/or cash.

(i)  Rounds to less than 0.1% of net assets.

(j)  See Note 4 regarding restricted and illiquid securities.

(k)  Non-income producing for the twelve months ended August 31, 2008.

(l)  See Note 5 regarding holdings of 5% voting securities.

(m) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 9

Franklin High Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

FRANKLIN HIGH INCOME FUND

1. ORGANIZATION

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin High Income Fund (Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by


                     10 | Quarterly Statement of Investments

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

2. SECURITY VALUATION (CONTINUED)

the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At August 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................    $2,719,248,599
                                                 ==============
Unrealized appreciation .....................    $   21,663,242
Unrealized depreciation .....................     (356,576,913)
                                                 --------------
Net unrealized appreciation (depreciation) ..    $(334,913,671)
                                                 ==============

4. RESTRICTED SECURITIES

At August 31, 2008, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

                                                                 ACQUISITION
  SHARES    ISSUER                                                  DATES         COST       VALUE
---------   --------------------------------------------------   -----------   ----------   -------
4,853,892   Cambridge Industries Liquidating Trust Interest ..      1/09/02    $       --   $60,188
1,685,375   VS Holdings Inc. .................................     12/06/01     1,685,375        --
                                                                                            -------
TOTAL RESTRICTED SECURITIES (0.00%(a)of Net Assets) ..........                              $60,188
                                                                                            =======

(a)  Rounds to less than 0.01% of net assets.

 5.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the three months ended August 31, 2008, were as shown below.

                                  NUMBER OF                            NUMBER OF
                                 SHARES HELD                          SHARES HELD  VALUE AT
                                 AT BEGINNING    GROSS       GROSS     AT END OF    END OF   INVESTMENT  REALIZED CAPITAL
NAME OF ISSUER                     OF YEAR     ADDITIONS  REDUCTIONS     PERIOD     PERIOD     INCOME      GAIN (LOSS)
--------------                   ------------  ---------  ----------  -----------  --------  ----------  ----------------
NON-CONTROLLED AFFILIATES
Harvard Industries Inc. .......      793,966       --         --         793,966    $7,940       $--            $--
VS Holdings Inc. ..............    1,685,375       --         --       1,685,375        --        --             --
                                                                                    ------       ---            ---
TOTAL AFFILIATED SECURITIES
   (0.00%(a)of Net Assets) ....                                                     $7,940       $--            $--
                                                                                    ======       ===            ===


(a)  Rounds to less than 0.01% of net assets.


                     Quarterly Statement of Investments | 11

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

6. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager may have discussions with issuers and underwriters that could cause the Investment Manager to be in the possession of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

7. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on June 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008, in valuing the Fund's assets and liabilities carried at fair value:

                                 LEVEL 1         LEVEL 2       LEVEL 3        TOTAL
                               -----------   --------------   --------   --------------
ASSETS:
   Investments in Securities   $90,468,706   $2,292,912,454   $953,768   $2,384,334,928


                     12 | Quarterly Statement of Investments

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

7. FAIR VALUE MEASUREMENTS (CONTINUED)

At August 31, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                 INVESTMENTS
                                                                IN SECURITIES
                                                                -------------
Beginning Balance - June 1, 2008 ............................     $ 929,079
   Net realized gain (loss) .................................      (422,348)
   Net change in unrealized appreciation (depreciation) .....       447,037
   Net purchases (sales) ....................................            --
   Transfers in and/or out of Level 3 .......................            --
                                                                  ---------
Ending Balance ..............................................     $ 953,768
                                                                  =========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .......     $  24,689
                                                                  =========

8. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information regarding the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 13




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/GALEN G. VETTER
   -------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/GALEN G. VETTER
   -------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  October 28, 2008


By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Financial Officer
Date  October 28, 2008